FINANCIAL INSTRUMENTS - Estimated Fair Values of Instruments Not Carried at Fair Value in Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	$ 17,943	$ 18,457
Debt	23,749	26,053
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	18,223	18,726
Debt	$ 24,175	$ 26,630